SHARE CAPITAL (Disclosure of outstanding options to acquire common shares) (Details)	12 Months Ended
	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares
Options Outstanding
Number of options outstanding | Share	8,673,334	8,692,334	7,021,667
Weighted Average Remaining Contractual Life (years)	1 year 9 months 25 days	2 years 8 months 12 days
Weighted average exercise price	$ 2.03	$ 2.01	$ 1.13
Options Exercisable
Number of share options exercisable | Share	8,010,001	6,738,001
Weighted average exercise price	$ 1.93	$ 1.53
$0.40 - $1.00 [Member]
Options Outstanding
Number of options outstanding | Share	4,283,334	4,598,334
Weighted Average Remaining Contractual Life (years)	1 year 1 month 13 days	2 years 1 month 13 days
Weighted average exercise price	$ 0.49	$ 0.42
Options Exercisable
Number of share options exercisable | Share	4,283,334	4,365,000
Weighted average exercise price	$ 0.49	$ 0.42
$0.40 - $1.00 [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	0.4	0.4
$0.40 - $1.00 [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 1	$ 1
$1.01 - $4.00 [Member]
Options Outstanding
Number of options outstanding | Share	2,575,000	2,179,000
Weighted Average Remaining Contractual Life (years)	2 years 1 month 28 days	2 years 10 months 13 days
Weighted average exercise price	$ 2.87	$ 3.04
Options Exercisable
Number of share options exercisable | Share	2,116,667	1,734,667
Weighted average exercise price	$ 2.95	$ 3.06
$1.01 - $4.00 [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	1.01	1.01
$1.01 - $4.00 [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 4	$ 4
$4.01 - $5.67[Member]
Options Outstanding
Number of options outstanding | Share	1,815,000	1,915,000
Weighted Average Remaining Contractual Life (years)	2 years 11 months 23 days	3 years 10 months 28 days
Weighted average exercise price	$ 4.47	$ 4.48
Options Exercisable
Number of share options exercisable | Share	1,610,000	638,334
Weighted average exercise price	$ 4.44	$ 4.48
$4.01 - $5.67[Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	4.01	4.01
$4.01 - $5.67[Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 5.67	$ 5.67